Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Oneida Savings Bank pension plan
Change in benefit obligation:
Benefit obligation at beginning of year	$ 4,348,105	$ 4,382,788
Service cost	0	0	0
Interest cost	168,421	168,082	211,449
Actuarial gain	100,950	28,529
Benefits paid	(391,996)	(231,294)
Benefit obligation at end of year	4,225,480	4,348,105	4,382,788
Change in plan assets, at fair value:
Beginning plan assets	3,955,438	3,544,708
Actual return	612,114	442,024
Benefits paid	(391,996)	(231,294)
Employer contributions	200,000	200,000
Ending plan assets	4,375,556	3,955,438	3,544,708
Funded status
Funded status at year end (plan assets less benefit obligation)	150,076	(392,667)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	1,707,779	2,168,332
Prior service cost (credit)	0	0
Amounts recognized in accumulated other comprehensive income	1,707,779	2,168,332
Accumulated benefit obligation
Accumulated benefit obligation	4,225,480	4,348,105
State Bank of Chittenango pension plan
Change in benefit obligation:
Benefit obligation at beginning of year	2,624,798	2,599,361
Service cost	22,335	26,335	26,261
Interest cost	96,191	105,807	123,774
Actuarial gain	(60,747)	113,464
Benefits paid	(224,709)	(220,169)
Benefit obligation at end of year	2,457,868	2,624,798	2,599,361
Change in plan assets, at fair value:
Beginning plan assets	1,976,719	1,947,056
Actual return	315,691	200,156
Benefits paid	(224,558)	(213,620)
Employer contributions	115,180	43,127
Ending plan assets	2,183,032	1,976,719	1,947,056
Funded status
Funded status at year end (plan assets less benefit obligation)	(274,836)	(648,079)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	885,747	1,223,420
Prior service cost (credit)	0	0
Amounts recognized in accumulated other comprehensive income	885,747	1,223,420
Accumulated benefit obligation
Accumulated benefit obligation	$ 2,457,868	$ 2,624,798